Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Summary of Loans and Borrowings

Loans and borrowings	December 31,
in €‘000	2020	2021
Current portion of loans and borrowings
Bank loans	447	73
Lease liabilities (Note 13)	7,593	6,013

	8,040	6,086

Non - Current portion of loans and borrowings
Bank loans	410,654	411,379
Lease liabilities (Note 13)	19,985	17,885

	430,639	429,264

Total	438,679	435,350

Summary of Senior Secured Net Leverage Ratio on Excess Cash Flow
The Senior Facilities also provides that at the end of each financial year, the Group is required to make prepayments of a percentage of Excess Cash Flow, depending on the Senior Secured Net Leverage Ratio, in the amounts set out below:

Senior Secured Net Leverage Ratio	Excess Cash Flow prepayment percentage
Greater than 5.00:1	50%
Equal to or less than 5.00:1 but greater than 4.50:1	25%
Equal to or less than 4.50:1	0%

Summary of Bank Loans and Bank Overdrafts
The movements in bank loans and bank overdrafts are as follows:

Financial debt movements and change in bank overdrafts
in €‘000	Loans non-current	Loans current	Overdrafts	Total
Balance as of January 1, 2020	120,628	10,169	380	131,177
Proceeds from loans and borrowings	421,061	40,996	—	462,057
Transaction costs related to borrowings	(11,160)	—	—	(11,160)
Payment of loans and borrowings	(115,000)	(55,838)	(285)	(171,123)
Transfers	(5,000)	5,000	—	—
Amortization of borrowing costs	125	—	—	125
Foreign currency rate adjustment	—	25	—	25

Balance as of December 31, 2020	410,654	352	95	411,101

Addition from business combination	1,475	—	—	1,475
Payment of loans and borrowings	(2,024)	(352)	(22)	(2,398)
Amortization of borrowing costs	1,232	—	—	1,232
Foreign currency rate adjustment	42	—	—	42

Balance as of December 31, 2021	411,379	—	73	411,452

Senior Facilities Agreement [Member] | Senior Secured Term Loan Facility [Member]
Statements [Line Items]
Summary of Senior Secured Net Leverage Ratio
Borrowings under facility B bear interest at an annual rate equal to EURIBOR plus a 4.25% margin and as from October 1, 2021 are subject to a margin as set out below:

Senior Secured Net Leverage Ratio	Facility B Margin (% per annum)
Greater than 4.50:1.00	4.25
Greater than 4.00:1.00 but equal to or less than 4.50:1.00	4.00
Greater than 3.50:1.00 but equal to or less than 4.00:1.00	3.75
Equal to or less than 3.50:1.00	3.50

Senior Facilities Agreement [Member] | Multicurrency Revolving Credit Facility [Member]
Statements [Line Items]
Summary of Senior Secured Net Leverage Ratio
Borrowings under the RCF bear interest at an annual rate of EURIBOR plus a 3.75% margin and as from October 1, 2021 are subject to a margin as set out below:

Senior Secured Net Leverage Ratio	RCF Margin (% per annum)
Greater than 4.50:1.00	3.75
Greater than 4.00:1.00 but equal to or less than 4.50:1.00	3.50
Greater than 3.50:1.00 but equal to or less than 4.00:1.00	3.25
Greater than 3.00:1.00 but equal to or less than 3.50:1.00	3.00
Equal to or less than 3.00:1.00	2.75